Warrants Activity (Tables)	12 Months Ended
Dec. 31, 2013
Warrants Activity
Warrant Purchaes summary

The following table summarizes the continuity schedule for share purchase warrants:

	Number of Warrants	Exercise Price
Balance – December 31, 2011 and 2012	18,500,000	$0.10
Expired	(2,500,000)	$0.40
Balance – December 31, 2013	16,000,000	$0.10

Share purchase warrants were outstanding:	As at December 31, 2013, the following share purchase warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date
16,000,000	$0.10	July 14, 2014